                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           February 14, 2011
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 95
Form 13F Information Table Value Total: (thousands) 272,552
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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Canal Insurance Company
and Canal Indemnity Company

SEC 13-F

                               as of 12/31/2010

                                                          Market                                 VOTING AUTHORITY
                                     Title                Value   Shares/Par        Investment ---------------------
          Name of Issuer            of Class    CUSIP    (1000's)   Value    SH/PRN Discretion   Sole    Shared None
----------------------------------  -------- ----------- -------- ---------- ------ ---------- --------- ------ ----
AMERIGROUP CORP 2.00% Conv Bond       BOND   03073T-AB-8   1,858  1,600,000   PRN      Sole    1,600,000
CSG SYSTEMS INT'L 2.50% Conv Bd       BOND   126349-AB-5   1,003  1,000,000   PRN      Sole    1,000,000
CERADYNE INC 2.875% Conv Corp Bd      BOND   156710-AA-3   2,900  2,875,000   PRN      Sole    2,875,000
COVANTA HOLDING 1.00% Conv Bd         BOND   22282E-AA-0     496    500,000   PRN      Sole      500,000
ENERSYS 3.375% Convertible Bond       BOND   29275Y-AA-0   1,111  1,000,000   PRN      Sole    1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd      BOND   527288-AX-2   1,678  1,190,000   PRN      Sole    1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd       BOND   58470K-AA-2   1,061  1,000,000   PRN      Sole    1,000,000
NUANCE COMMUNIC 2.75% Conv Bds        BOND   67020Y-AB-6   1,175  1,000,000   PRN      Sole    1,000,000
TRANSOCEAN INC 1.50% Conv Bd          BOND   893830-AW-9   2,723  2,800,000   PRN      Sole    2,800,000
WORLD ACCEP CORP 3.00% Conv Nts       BOND   981417-AB-4   1,677  1,650,000   PRN      Sole    1,650,000
AAR CORP                               COM   000361-10-5     453     16,500    SH      Sole       16,500
AGL RESOURCE INC.                      COM   001204-10-6     402     11,200    SH      Sole       11,200
AT&T INC                               COM   00206R-10-2     294     10,000    SH      Sole       10,000
ABBOTT LABORATORIES                    COM   002824-10-0     479     10,000    SH      Sole       10,000
AETNA INC                              COM   00817Y-10-8     915     30,000    SH      Sole       30,000
ALTRIA GROUP INC                       COM   02209S-10-3     148      6,000    SH      Sole        6,000
AMGEN INC                              COM   031162-10-0   1,647     30,000    SH      Sole       30,000
ANADARKO PETROLEUM CORP                COM   032511-10-7   6,093     80,000    SH      Sole       80,000
APACHE CORP                            COM   037411-10-5   2,385     20,000    SH      Sole       20,000
BP AMOCO P L C ADR                     COM   055622-10-4   4,074     92,240    SH      Sole       92,240
BABCOCK & WILCOX CO New                COM   05615F-10-2   1,280     50,000    SH      Sole       50,000
BARD-C R-INC                           COM   067383-10-9   3,487     38,000    SH      Sole       38,000
BARRICK GOLD CORP                      COM   067901-10-8   2,105     39,576    SH      Sole       39,576
BAXTER INTERNATIONAL INC               COM   071813-10-9   3,543     70,000    SH      Sole       70,000
BECTON DICKINSON                       COM   075887-10-9   3,381     40,000    SH      Sole       40,000
BHP BILLITON LTD                       COM   088606-10-8   7,434     80,000    SH      Sole       80,000
BRISTOL MYERS SQUIBB CO                COM   110122-10-8   3,483    131,549    SH      Sole      131,549
BROCADE COMMUNICATIONS SYSTEMS         COM   111621-30-6     265     50,000    SH      Sole       50,000
CVS CAREMARK CORP                      COM   126650-10-0   1,043     30,000    SH      Sole       30,000
CAMPBELL SOUP CO                       COM   134429-10-9   1,390     40,000    SH      Sole       40,000
CANADIAN PACIFIC RAILWAY LTD           COM   13645T-10-0   3,085     47,600    SH      Sole       47,600
CENOVUS ENERGY INC                     COM   15135U-10-9   3,324    100,000    SH      Sole      100,000
CHEVRON CORP                           COM   166764-10-0   8,143     89,240    SH      Sole       89,240
CISCO SYSTEMS                          COM   17275R-10-2   6,069    300,000    SH      Sole      300,000
CONOCOPHILLIPS                         COM   20825C-10-4   9,534    140,000    SH      Sole      140,000
CYBERONICS INC                         COM   23251P-10-2     434     14,000    SH      Sole       14,000
DIREXION DAILY FINL BEAR ETF           COM   25459W-49-0   1,418    150,000    SH      Sole      150,000
DOMINION RESOURCES INC                 COM   25746U-10-9   1,475     34,528    SH      Sole       34,528
DUPONT DENEMOURS & CO                  COM   263534-10-9   1,047     21,000    SH      Sole       21,000
DUKE ENERGY HOLDING CORPORATION        COM   26441C-10-5   4,239    238,000    SH      Sole      238,000
EMC CORP                               COM   268648-10-2   3,471    151,553    SH      Sole      151,553
EL PASO CORP                           COM   28336L-10-9   2,890    210,000    SH      Sole      210,000
ENCANA CORPORATION                     COM   292505-10-4   2,912    100,000    SH      Sole      100,000
EXXON MOBIL CORP                       COM   30231G-10-2  10,237    140,000    SH      Sole      140,000
FLUOR CORP NEW                         COM   343412-10-2   2,650     40,000    SH      Sole       40,000

FLOWERS FOODS                       COM    343498-10-1  1,635  60,775 SH     Sole    60,775
FREEPORT MCMORAN COPPER & GOLD      COM    35671D-85-7    885   7,370 SH     Sole     7,370
GENERAL DYNAMICS CORPORATION        COM    369550-10-8  1,419  20,000 SH     Sole    20,000
GLOBAL PAYMENTS INC                 COM    37940X-10-2  2,495  54,000 SH     Sole    54,000
HARRIS CORP                         COM    413875-10-5  1,812  40,000 SH     Sole    40,000
HEWLETT PACKARD COMPANY             COM    428236-10-3  5,052 120,000 SH     Sole   120,000
HOME DEPOT INC                      COM    437076-10-2  2,805  80,000 SH     Sole    80,000
INTEL CORP                          COM    458140-10-0  2,103 100,000 SH     Sole   100,000
INTERNATIONAL BUSINESS MACHS CORP   COM    459200-10-1 12,181  83,000 SH     Sole    83,000
JPMORGAN CHASE & CO                 COM    46625H-10-0  5,515 130,000 SH     Sole   130,000
JOHNSON & JOHNSON                   COM    478160-10-4  6,185 100,000 SH     Sole   100,000
KRAFT FOODS INC                     COM    50075N-10-4    160   5,076 SH     Sole     5,076
L-3 COMMUNICATIONS HLDGS            COM    502424-10-4    705  10,000 SH     Sole    10,000
LEVEL 3 COMMUNICATIONS INC          COM    52729N-10-0    377 385,000 SH     Sole   385,000
LINCOLN NATIONAL CORP               COM    534187-10-9    632  22,734 SH     Sole    22,734
LOCKHEED MARTIN CORPORATION         COM    539830-10-9  5,593  80,000 SH     Sole    80,000
MCDERMOTT INTERNATIONAL INC         COM    580037-10-9  3,104 150,000 SH     Sole   150,000
MERCK & COMPANY New                 COM    58933Y-10-5  5,406 150,000 SH     Sole   150,000
MICROSOFT CORP                      COM    594918-10-4  9,214 330,000 SH     Sole   330,000
MONSANTO COMPANY                    COM    61166W-10-1    713  10,234 SH     Sole    10,234
NATIONAL SEMICONDUCTOR              COM    637640-10-3    826  60,000 SH     Sole    60,000
NEWMONT MINING CORP                 COM    651639-10-6  4,150  67,561 SH     Sole    67,561
NORTHROP GRUMMAN CORP               COM    666807-10-2  3,609  55,712 SH     Sole    55,712
NUANCE COMMUNICATIONS INC           COM    67020Y-10-0  1,673  92,000 SH     Sole    92,000
ORBITAL SCIENCES CORP               COM    685564-10-6  1,434  83,700 SH     Sole    83,700
PALL CORP                           COM    696429-30-7  1,487  30,000 SH     Sole    30,000
PFIZER INC                          COM    717081-10-3  3,608 206,050 SH     Sole   206,050
PHILIP MORRIS INTERNATIONAL         COM    718172-10-9    176   3,000 SH     Sole     3,000
PIEDMONT NATURAL GAS COMPANY INC    COM    720186-10-5  6,875 245,903 SH     Sole   245,903
PROGRESS ENERGY INC                 COM    743263-10-5  1,739  40,000 SH     Sole    40,000
ULTRASHORT S&P 500 PROSHARES ETF    COM    74347R-88-3  9,504 400,000 SH     Sole   400,000
RAYTHEON CO                         COM    755111-50-7  6,186 133,500 SH     Sole   133,500
SCANA CORP                          COM    80589M-10-2  1,868  46,000 SH     Sole    46,000
SCANSOURCE INC.                     COM    806037-10-7  2,505  78,535 SH     Sole    78,535
SCHLUMBERGER LTD                    COM    806857-10-8  6,764  81,000 SH     Sole    81,000
SPECTRA ENERGY CORP                 COM    847560-10-9  3,873 155,000 SH     Sole   155,000
TEMPLETON CHINA WORLD FUND          COM    88018X-10-2    801  20,000 SH     Sole    20,000
TEXAS INSTRUMENTS INC               COM    882508-10-4  1,625  50,000 SH     Sole    50,000
THERMO FISHER SCIENTIFIC INC        COM    883556-10-2  1,107  20,000 SH     Sole    20,000
TRIMBLE NAVIGATIONS LTD             COM    896239-10-0  1,997  50,000 SH     Sole    50,000
UNITED TECHNOLOGIES CORP            COM    913017-10-9  9,053 115,000 SH     Sole   115,000
UNITEDHEALTH GROUP INC              COM    91324P-10-2    260   7,200 SH     Sole     7,200
WILLIAMS COMPANIES                  COM    969457-10-0  5,982 242,000 SH     Sole   242,000
XEROX CORPORATION                   COM    984121-10-3  1,152 100,000 SH     Sole   100,000
YAHOO! INC                          COM    984332-10-6    499  30,000 SH     Sole    30,000
ZIMMER HOLDINGS INC                 COM    98956P-10-2    268   5,000 SH     Sole     5,000
ZOLL MEDICAL CORP                   COM    989922-10-9  1,671  44,893 SH     Sole    44,893
COVIDIEN LTD                        COM    G2554F-10-5  1,142  25,021 SH     Sole    25,021
NABORS INDUSTRIES LTD               COM    G6359F-10-3    845  36,000 SH     Sole    36,000
TRANSOCEAN INC.                     COM    H8817H-10-0    973  13,992 SH     Sole    13,992